Mineral Stream Interests	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Mineral Stream Interests

12.	Mineral Stream Interests

	Six Months Ended June 30, 2022

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Jun 30, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Balance Jun 30, 2022	Balance Jan 1, 2022	Depletion	Balance Jun 30, 2022

Gold interests
Salobo	$3,059,876	$11	$3,059,887	$(621,937)	$(30,371)	$(652,308)	$2,407,579
Sudbury 2	623,864	-	623,864	(316,695)	(12,684)	(329,379)	294,485
Constancia	140,058	-	140,058	(36,269)	(4,859)	(41,128)	98,930
San Dimas	220,429	-	220,429	(53,706)	(5,373)	(59,079)	161,350
Stillwater 3	239,352	-	239,352	(19,567)	(2,255)	(21,822)	217,530
Other 4	761,334	55,527	816,861	(396,542)	(623)	(397,165)	419,696
	$5,044,913	$55,538	$5,100,451	$(1,444,716)	$(56,165)	$(1,500,881)	$3,599,570

Silver interests
Peñasquito	$524,626	$-	524,626	$(202,608)	$(15,276)	$(217,884)	$306,742
Antamina	900,343	-	900,343	(320,291)	(18,669)	(338,960)	561,383
Constancia	302,948	-	302,948	(97,064)	(7,212)	(104,276)	198,672
Other 5	1,438,974	1,019	1,439,993	(845,779)	(16,270)	(862,049)	577,944
	$3,166,891	$1,019	$3,167,910	$(1,465,742)	$(57,427)	$(1,523,169)	$1,644,741

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(30,891)	$(2,975)	$(33,866)	$229,855

Platinum interests
Marathon	$-	$4,852	$4,852	$-	$-	$-	$4,852

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(21,801)	$(9,161)	$(30,962)	$362,460

	$8,868,947	$61,409	$8,930,356	$(2,963,150)	$(125,728)	$(3,088,878)	$5,841,478

1)
Includes cumulative impairment charges to June 30, 2022 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater Marathon, Goose and Curipamba gold interests.

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2021

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Dec 31, 2021	Balance Jan 1, 2021	Depletion	Impairment Reversal	Balance Dec 31, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(71,405)	$-	$(621,937)	$2,437,939
Sudbury 2	623,864	-	623,864	(302,848)	(13,847)	-	(316,695)	307,169
Constancia	136,058	4,000	140,058	(30,489)	(5,780)	-	(36,269)	103,789
San Dimas	220,429	-	220,429	(38,227)	(15,479)	-	(53,706)	166,723
Stillwater 3	239,352	-	239,352	(15,042)	(4,525)	-	(19,567)	219,785
Other 4	402,232	359,102	761,334	(394,706)	(1,836)	-	(396,542)	364,792

	$4,681,811	$363,102	$5,044,913	$(1,331,844)	$(112,872)	$-	$(1,444,716)	$3,600,197

Silver interests
Peñasquito	$524,626	$-	$524,626	$(174,054)	$(28,554)	$-	$(202,608)	$322,018
Antamina	900,343	-	900,343	(273,409)	(46,882)	-	(320,291)	580,052
Constancia	302,948	-	302,948	(85,904)	(11,160)	-	(97,064)	205,884
Other 5	1,281,228	157,746	1,438,974	(806,253)	(39,526)	-	(845,779)	593,195

	$3,009,145	$157,746	$3,166,891	$(1,339,620)	$(126,122)	$-	$(1,465,742)	$1,701,149

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(8,559)	$-	$(30,891)	$232,830

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(165,912)	$(12,606)	$156,717	$(21,801)	$371,621

	$8,348,099	$520,848	$8,868,947	$(2,859,708)	$(260,159)	$156,717	$(2,963,150)	$5,905,797

1)
Includes cumulative impairment charges to December 31, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest- $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin and Blackwater silver interests.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2022			December 31, 2021

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,015,094	$392,485	$2,407,579	$2,045,466	$392,473	$2,437,939
Sudbury 1	249,607	44,878	294,485	244,109	63,060	307,169
Constancia	92,444	6,486	98,930	96,808	6,981	103,789
San Dimas	56,945	104,405	161,350	60,574	106,149	166,723
Stillwater 2	192,729	24,801	217,530	196,853	22,932	219,785
Other 3	27,403	392,293	419,696	28,025	336,767	364,792

	$2,634,222	$965,348	$3,599,570	$2,671,835	$928,362	$3,600,197

Silver interests
Peñasquito	$233,037	$73,705	$306,742	$237,720	$84,298	$322,018
Antamina	214,310	347,073	561,383	232,977	347,075	580,052
Constancia	187,896	10,776	198,672	194,364	11,520	205,884
Other 4	259,036	318,908	577,944	272,620	320,575	593,195

	$894,279	$750,462	$1,644,741	$937,681	$763,468	$1,701,149

Palladium interests
Stillwater 2	$221,147	$8,708	$229,855	$222,859	$9,971	$232,830

Platinum interests
Marathon	$-	$4,852	$4,852	$-	$-	$-

Cobalt interests
Voisey’s Bay	$321,635	$40,825	$362,460	$330,795	$40,826	$371,621

	$4,071,283	$1,770,195	$5,841,478	$4,163,170	$1,742,627	$5,905,797

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests.

4)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests.

Acquisition of Curipamba Precious Metals Purchase Agreement
On January 17, 2022, the Company announced that it had entered into a PMPA (the “Curipamba PMPA”) with Adventus Mining Corporation (“Adventus”) in respect of gold and silver production from the Curipamba Project located in Ecuador (the “Curipamba Project”). Under the Curipamba PMPA, Wheaton will purchase an amount of gold equal to 50% of the payable gold production until 145,000 ounces have been delivered, thereafter dropping to 33% of payable gold production for the life of the mine and an amount of silver equal to 75% of the payable silver production until 4.6 million ounces have been delivered, thereafter dropping to 50% for the life of mine. Under the terms of the Curipamba PMPA, the Company is committed to pay Adventus total upfront cash consideration of $175.5 million, $13 million of which is available pre-construction and $500,000 of which will be paid to support certain local community development initiatives around the Curipamba Project. The remainder will be payable in four staged installments during construction, subject to various customary conditions being satisfied. In addition, Wheaton will make ongoing production payments for the gold and silver ounces delivered equal to 18% of the spot prices until the value of gold and silver delivered, net of the production payment, is equal to the upfront consideration of $175.5 million, at which point the production payment will increase to 22% of the spot prices.

Acquisition of Marathon Precious Metals Purchase Agreement
On January 26, 2022, the Company entered into a PMPA with Gen Mining (the “Marathon PMPA”) in respect of gold and platinum production from the Marathon Project located in Ontario, Canada (the “Marathon Project”). Under the Marathon PMPA, Wheaton will purchase an amount of gold equal to 100% of the payable gold production until 150,000 ounces have been delivered, thereafter dropping to 67% of payable gold production for the life of the mine and an amount of platinum production equal to 22% of the payable platinum production until 120,000 ounces have been delivered, thereafter dropping to 15% for the life of mine. Under the terms of the Marathon PMPA, the Company is committed to pay Gen Mining total upfront cash consideration of $192 million (Cdn$240 million), $16 million (Cdn$20 million)
of which was paid on March 31, 2022, $16 million (Cdn$20 million)
of which will be paid prior to construction to be used for the development of the Marathon Project,
and
 the remainder
to be paid
in four staged installments during construction, subject to various customary conditions being satisfied and pre-determined completion tests. I
n
 addition, Wheaton will make ongoing production payments for the gold and platinum ounces delivered equal to 18% of the spot prices until the value of gold and platinum delivered, net of the production payment, is equal to the upfront consideration of Cdn$240 million, at which point the production payment will increase to 22% of the spot prices.
Acquisition of Goose Precious Metals Purchase Agreement
On February 8, 2022, the Company announced that it had entered into a PMPA (the “Goose PMPA”) with Sabina Gold & Silver Corp. (“Sabina”) in respect of gold production from the Goose Project, part of Sabina’s Back River Gold District located in Nunavut, Canada (the “Goose Project”). Under the Goose PMPA, Wheaton will purchase an amount of gold equal to 4.15% of the payable gold production until 130,000 ounces have been delivered, dropping to 2.15% until 200,000 ounces have been delivered, and thereafter dropping to 1.5% of the payable gold production for the life of mine. Under the terms of the Goose PMPA, the Company is committed to pay Sabina an upfront payment of $125 million in four equal installments during construction of the Goose Project, subject to customary conditions. In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $125 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Marmato PMPA
On March 21, 2022, the Company amended its PMPA with Aris Gold Corporation (“Aris Gold”) in respect of the Marmato PMPA. Under the terms of the amended agreement, Wheaton will purchase 10.5% of the gold production and 100% of the silver production from the Marmato Upper and Lower mines until 310,000 ounces of gold and 2.15 million ounces of silver have been delivered, after which the stream drops to 5.25% of the gold production and 50% of the silver production for the life of mine. This increases the gold stream from the original Marmato PMPA under which Wheaton was entitled to purchase 6.5% of the gold production until 190,000 ounces were delivered, after which the stream was to drop to 3.25% of the gold production. The silver stream is unchanged. Under the terms of the amended Marmato PMPA, the Company is committed to pay Aris Gold total upfront cash payments of $175 million ($65 million relating to the increase in the gold stream). Of this amount, $53 million ($15 million relating to the increase in the gold stream) has been paid and the remaining amount is payable during the construction of the Marmato Lower Mine, subject to customary conditions.